Contract Liabilities	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Contract Liabilities

14 – CONTRACT LIABILITIES

	Years ended
	March 31, 2019	March 31, 2018
	$	$
Balance beginning of the year	60,224	92,770
Aggregate amount of revenue recognized	(365,455)	(260,436)
Contract liabilities recognized	395,075	227,890
Balance, end of year	89,844	60,224

	March 31, 2019	March 31, 2018
	$	$
Current portion	89,844	60,224

The opening balance of deferred revenue was $92,770 as of April 1, 2017 and is all current.